Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 15 - Fair Value of Financial Instruments

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value and items for which the fair value option has been elected) at December 31, 2011 and 2010:

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2011	(Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Short-term investments	$3,794	$3,794	$-	$-
Long-term marketable securities	16,003	16,003	-	-
Derivatives	1,431	-	1,431	-
Total At December 31, 2011	$21,228	$19,797	$1,431	$-

		In active
		markets for	Significant other	Significant
	December 31,	identical assets	observable	unobservable
	2010	(Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Short-term investments	$11,181	$11,181	$-	$-
Long-term marketable securities	3,873	3,873	-	-
Derivatives	(132)	-	(132)	-
Total At December 31, 2010	$14,922	$15,054	$(132)	$-

Foreign Exchange Contracts

The Company and its subsidiaries complete transactions in currencies other than their functional currencies. The Company's primary objective with respect to currency risk is to reduce net income volatility that would otherwise occur due to exchange-rate fluctuations. In order to minimize the risk of gain or loss due to exchange rates, the Company uses foreign currency derivatives. As of December 31, 2011, the Company held foreign currency forward contracts aggregating $3,628 hedging Australian dollar, $19,889 hedging Euro, $3,642 hedging Yen and $37,546 hedging Israeli Shekel. Such instruments had a combined fair value gain (loss) of $1,431 and $(132) as of December 31, 2011 and 2010, respectively, based on quotations from financial institutions. The Company does not apply hedge accounting. Gains /losses on these instruments are recognized in the consolidated statement of operations.